Note 6 - Derivative Financial Instruments	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

6.   DERIVATIVE FINANCIAL INSTRUMENTS

From time to time, we expect to utilize derivative financial instruments to minimize our exposure to commodity price risk that is inherent in our business. At the time derivative contracts are entered into, we assess whether the nature of the instrument qualifies for hedge accounting treatment according to the requirements of ASC 815 – Derivatives and Hedging (“ASC 815”). By using derivatives, the Company is exposed to credit and market risk. The Company’s exposure to credit risk includes the counterparty’s failure to fulfill its performance obligations under the terms of the derivative contract. The Company attempts to minimize its credit risk by entering into transactions with high quality counterparties, and uses exchange-traded derivatives when available. Market risk is the risk that the value of the financial instrument might be adversely affected by a change in commodity prices. The Company manages market risk by continually monitoring exposure within its risk management strategy and portfolio. For those transactions designated as hedging instruments, we document all relationships between hedging instruments and hedged items, as well as our risk-management objective and strategy for undertaking the various hedge transactions. We also assess, both at the hedge’s inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in cash flows or fair value of hedged items.

From time to time, derivatives designated for hedge accounting may be closed prior to contract expiration. The accounting treatment of closed positions depends on whether the closure occurred due to the hedged transaction occurring early or if the hedged transaction is still expected to occur as originally forecasted. For hedged transactions that occur early, the closure results in the realized gain or loss from closure being recognized in the same period the accelerated hedged transaction affects earnings. For hedged transactions that are still expected to occur as originally forecasted, the closure results in the realized gain or loss being deferred until the hedged transaction affects earnings.

If it is determined that hedged transactions associated with cash flow hedges are no longer probable of occurring, the gain or loss associated with the instrument is recognized immediately into earnings.

From time to time, we may have derivative financial instruments for which we do not elect hedge accounting.

The Company has forward physical purchase supply agreements in place for a portion of its monthly physical steel needs. These supply agreements are not subject to mark-to-market accounting due to the Company electing the normal purchase normal sale exclusion provided in ASC 815.

During fiscal 2022 and fiscal 2021, the Company entered into hot-rolled coil futures contracts which were designated as hedging instruments and classified as cash flow hedges, either as hedges of variable purchase prices or as hedges of variable sales prices. Accordingly, realized and unrealized gains and losses associated with the instruments are reported as a component of other comprehensive income and reclassified into earnings during the period in which the hedged transaction affects earnings. During fiscal 2022 and fiscal 2021, some of the Company's cash flow hedges were closed prior to expiration but the hedged transactions were still expected to occur as originally forecasted resulting in the realized gain or loss being deferred in other comprehensive income until the hedged transactions occur and affect earnings. At September 30, 2021, the Company removed some derivative instruments from hedge accounting due to the hedged transactions no longer being expected to occur. This was the result of the Company reducing its forecasted sales for the quarter ending December 31, 2021 due to anticipated customer reaction to a historic increase in steel prices reaching its peak and then starting to decline. Since these hedged sales were no longer expected to occur, a loss of $9,930,720 associated with these instruments was immediately recognized into earnings for the September 30, 2021 quarter and reported as a component of “Other income (loss), net”. During fiscal 2022 and fiscal 2021, the Company also entered into hot-rolled coil futures contracts that were not designated as hedging instruments for accounting purposes. Accordingly, the change in fair value related to these instruments was immediately recognized in earnings.

The following table summarizes the fair value of the Company’s derivative financial instruments and the respective line in which they were recorded in the Consolidated Balance Sheet as of March 31, 2022:

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives designated as cash flow hedges:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts hedging sales			Current portion of derivative liability	$8,905,500

Derivatives not designated as hedging instruments:
Hot-rolled coil steel contracts	Current portion of derivative assets	$4,240,740	Current portion of derivative liability	$5,524,020

All derivatives are presented on a gross basis on the Consolidated Balance Sheet.

The following table summarizes the fair value of the Company’s derivative financial instruments and the respective line in which they were recorded in the Consolidated Balance Sheet as of March 31, 2021:

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives designated as cash flow hedges:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts hedging purchases	Current portion of derivative assets	$530,640
Hot-rolled coil steel contracts hedging sales	Current portion of derivative assets	$91,760	Current portion of derivative liability	$7,890,700
Hot-rolled coil steel contracts hedging sales			Other non-current liabilities	$50,420

Derivatives not designated as hedging instruments:
Hot-rolled coil steel contracts			Current portion of derivative liability	$88,680

All derivatives are presented on a gross basis on the Consolidated Balance Sheet.

At March 31, 2022, the Company reported $933,200 in "Other current assets" on its Consolidated Balance Sheet related to futures contracts for the month of March 2022 that had reached expiration but were pending cash settlement. At March 31, 2021, the Company reported $501,360 in "Accounts payable and accrued expenses" on its Consolidated Balance Sheet related to futures contracts for the month of March 2021 that had reached expiration but were pending cash settlement.

The notional amounts (quantities) of our cash flow hedges outstanding at March 31, 2022 consisted of  24,880 tons hedging sales with maturity dates ranging from April 2022 to September 2022.

The following table summarizes the pre-tax gain (loss) recognized in other comprehensive income and the gain (loss) reclassified from accumulated other comprehensive income into earnings for derivative financial instruments designated as cash flow hedges for the twelve months ended March 31, 2022 and 2021:

			Pre- Tax Gain
	Pre-Tax Gain	Location of Gain (Loss)	(Loss) Reclassified
	(Loss)	Reclassified from	from AOCI
	Recognized in OCI	AOCI into Net Earnings	into Net Earnings

For the twelve months ended March 31, 2022
Hot-rolled coil steel contracts	$(19,907,820)	Sales	$(31,752,920)
		Costs of goods sold	10,632,900
Total	$(19,907,820)		$(21,120,020)

For the twelve months ended March 31, 2021
Hot-rolled coil steel contracts	$(14,751,900)	Costs of goods sold	$6,414,500
Total	$(14,751,900)		$6,414,500

The estimated amount of losses recognized in AOCI at March 31, 2022 expected to be reclassified into net earnings within the succeeding twelve months is $13,539,700. This amount consists of $5,500,620 in realized losses associated with closed hedges and $8,039,080 associated with open hedges that was computed using the fair value of the cash flow hedges as of March 31, 2022 and is subject to change before actual reclassification from AOCI to net earnings.

The following table summarizes the loss recognized in earnings for derivative instruments not designated as hedging instruments during fiscal 2022:

		Loss Recognized in Earnings
	Location of Loss	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2022
Hot-rolled coil steel contracts	Other income (loss), net	$(11,636,120)

The following table summarizes the loss recognized in earnings for derivative instruments not designated as hedging instruments during fiscal 2021:

		Loss Recognized in Earnings
	Location of Loss	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2021
Hot-rolled coil steel contracts	Other income (loss), net	(515,160)

The notional amount (quantity) of our derivative instruments not designated as hedging instruments at March 31, 2022 consisted of 14,640 tons of long positions with maturity dates ranging from April 2022 to December 2022 and 13,920 tons of short positions with maturity dates ranging from May 2022 to February 2023.

The following tables reflect the change in accumulated other comprehensive loss, net of tax, for the periods presented:

Gain (Loss) on
Derivatives
Balance at March 31, 2021	$(11,187,841)
Other comprehensive loss, net of income, before reclassification	(15,098,091)
Total loss reclassified from AOCI (1)	16,017,423
Net current period other comprehensive income	919,332
Balance at March 31, 2022	$(10,268,509)

(1) The loss reclassified from AOCI is presented net of taxes of $5,102,597 which are included in provision for (benefit from) income taxes on the Company's Consolidated Statement of Operations for the fiscal year ended March 31, 2022.

Gain (Loss) on
Derivatives
Balance at March 31, 2020	$—
Other comprehensive loss, net of income, before reclassification	(6,323,084)
Total gain reclassified from AOCI (1)	(4,864,757)
Net current period other comprehensive loss	(11,187,841)
Balance at March 31, 2021	$(11,187,841)

(1) The gain reclassified from AOCI is presented net of taxes of $1,549,743 which are included in provision for (benefit from) income taxes on the Company's Consolidated Statement of Operations for the fiscal year ended March 31, 2021.

At March 31, 2022 and March 31, 2021, cash of $13,523,416 and $12,001,485, respectively, was held by our clearing agent to collateralize our open derivative positions. These cash requirements are included in "Other current assets" on the Company's Consolidated Balance Sheet at March 31, 2022 and March 31, 2021.